Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deposits [line items]
Deposits from customers	$ 18,634,330,825	$ 12,429,468,649
In Pesos
Disclosure Of Deposits [line items]
Deposits from customers	10,902,212,782	8,518,215,663
In Pesos | Checking Accounts
Disclosure Of Deposits [line items]
Deposits from customers	2,001,075,325	1,442,250,764
In Pesos | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	4,396,956,345	3,880,354,057
In Pesos | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	4,110,005,621	2,124,155,164
In Pesos | Time Deposits – UVA
Disclosure Of Deposits [line items]
Deposits from customers	88,749,469	93,470,111
In Pesos | Other
Disclosure Of Deposits [line items]
Deposits from customers	70,979,805	664,304,482
In Pesos | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	234,446,217	313,681,085
In Foreign Currency
Disclosure Of Deposits [line items]
Deposits from customers	7,732,118,043	3,911,252,986
In Foreign Currency | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	7,165,198,636	3,468,517,671
In Foreign Currency | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	546,277,380	402,901,170
In Foreign Currency | Other
Disclosure Of Deposits [line items]
Deposits from customers	19,570,214	38,948,429
In Foreign Currency | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	$ 1,071,813	$ 885,716